Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of balances due from/to related parties

	Type of transaction	Country of origin	2025		2024		Terms
Due from:
Frontier Airlines Inc. (“Frontier”)	Code-share	USA	US$	3,436	US$	2,161	30 days
Due to:
MRO Commercial, S.A. (“MROC”)	Aircraft maintenance and technical support	El Salvador	US$	1,817	US$	979	30 days
Frontier Airlines Inc. (“Frontier”)	Code-share	USA		1,233		662	30 days
Chevez, Ruiz, Zamarripa y Cía., S.C.	Professional fees	Mexico		874		117	30 days
A&P International Services, S.A.P.I. de C.V. (“AISG”)	Aircraft maintenance	Mexico		393		299	30 days
Mijares, Angoitia, Cortés y Fuentes, S.C.	Professional fees	Mexico		142		146	30 days
Jetsmart Airlines S.A. (“Jetsmart Argentina”)	Engine lease	Argentina		80		80	30 days
Volantio, Inc.	Customer support services	USA		62		80	30 days
			US$	4,601	US$	2,363

Schedule of transactions with related parties

Related party transactions	Country of origin	2025		2024		2023
Revenues:
Transactions with affiliates
Frontier Airlines Inc (“Frontier”)
Code-share	USA	US$	10,453	US$	5,478	US$	—
Jetsmart Airlines S.A. (“Jetsmart Argentina”)
Leases	Argentina		1,121		80		—
Jetsmart Airlines SpA (“Jetsmart Chile”)
Professional services	Chile		336		240		—
Expenses:
Transactions with affiliates
MRO Commercial, S.A.
Aircraft maintenance (1)	El Salvador	US$	23,299	US$	21,354	US$	15,674
Technical support	El Salvador		52		24		17
A&P International Services, S.A.P.I de C.V. (“AISG”)
Aircraft maintenance	Mexico		3,770		2,986		2,895
Chevez, Ruiz, Zamarripa y Cía, S.C.
Professional fees	Mexico		1,268		192		1,175
Volantio Inc.
Customer support services	USA		688		420		—
Mijares, Angoitia, Cortés y Fuentes, S.C.
Professional fees	Mexico		808		196		225
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (“OMA”)
Airport services	Mexico		—		—		12,263
Servprot, S.A. de C.V.
Security services	Mexico		—		—		115

(1)	Includes amounts as part of major maintenance.